Schedule of Investments (unaudited)
July 31, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bond
0.50%, 09/21/26(a)	AUD9,475	$5,894,927
2.25%, 05/21/28(a)	AUD9,057	5,644,702
2.75%, 11/21/27(a)	AUD10,219	6,478,583
4.75%, 04/21/27(a)	AUD14,142	9,297,479
		27,315,691
Austria — 4.6%
Republic of Austria Government Bond
0.50%, 04/20/27(b)	EUR6,780	7,536,162
0.75%, 10/20/26(b)	EUR8,013	9,007,265
0.75%, 02/20/28(b)	EUR6,312	6,954,739
6.25%, 07/15/27	EUR3,114	3,832,873
		27,331,039
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR4,380	4,774,023
0.80%, 06/22/27(b)	EUR7,315	8,156,708
0.80%, 06/22/28(b)	EUR7,670	8,415,747
5.50%, 03/28/28(a)	EUR4,843	5,995,006
		27,341,484
Canada — 4.6%
Canadian Government Bond
1.00%, 09/01/26	CAD2,900	2,053,797
1.00%, 06/01/27	CAD1,610	1,125,490
1.25%, 03/01/27	CAD3,823	2,694,282
2.00%, 06/01/28	CAD2,180	1,538,319
2.50%, 08/01/27	CAD2,210	1,586,587
2.75%, 05/01/27	CAD5,401	3,896,001
2.75%, 09/01/27	CAD3,110	2,243,214
3.00%, 02/01/27	CAD6,290	4,554,757
3.25%, 11/01/26	CAD3,567	2,589,473
3.50%, 03/01/28	CAD2,716	1,993,073
4.00%, 08/01/26	CAD4,170	3,046,002
		27,320,995
Denmark — 2.4%
Denmark Government Bond
0.50%, 11/15/27	DKK61,170	9,090,308
2.25%, 11/15/26	DKK34,150	5,261,264
		14,351,572
Finland — 4.2%
Finland Government Bond
0.00%, 09/15/26(b)	EUR3,547	3,959,227
0.50%, 09/15/27(b)	EUR6,566	7,253,636
1.38%, 04/15/27(b)	EUR6,473	7,306,245
2.75%, 07/04/28(b)	EUR5,500	6,379,847
		24,898,955
France — 8.7%
French Republic Government Bond OAT
0.00%, 02/25/27(b)	EUR4,911	5,432,935
0.25%, 11/25/26(a)(b)	EUR6,115	6,822,118
0.75%, 02/25/28(a)(b)	EUR5,805	6,387,500
0.75%, 05/25/28(b)	EUR7,659	8,387,333
1.00%, 05/25/27(b)	EUR5,095	5,706,845
2.50%, 09/24/26(a)(b)	EUR3,377	3,875,026
2.50%, 09/24/27(b)	EUR5,546	6,377,826
2.75%, 10/25/27(b)	EUR7,580	8,763,611
		51,753,194
Security	Par (000)	Value
Germany — 8.6%
Bundesobligation
0.00%, 10/09/26(a)	EUR2,396	$2,673,284
0.00%, 04/16/27(a)	EUR3,196	3,531,035
1.30%, 10/15/27(a)	EUR5,027	5,658,648
2.20%, 04/13/28(a)	EUR3,460	3,969,280
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR3,320	3,716,076
0.00%, 11/15/27(a)	EUR3,134	3,421,942
0.25%, 02/15/27(a)	EUR3,964	4,412,386
0.50%, 08/15/27(a)	EUR4,120	4,568,353
0.50%, 02/15/28(a)	EUR3,940	4,334,908
4.75%, 07/04/28(a)	EUR1,220	1,498,159
5.63%, 01/04/28(a)	EUR1,152	1,426,908
6.50%, 07/04/27(a)	EUR1,074	1,329,424
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR1,265	1,437,006
2.00%, 12/10/26(a)	EUR3,489	3,983,914
2.20%, 03/11/27(a)	EUR2,342	2,683,567
2.70%, 09/17/26(a)	EUR2,142	2,464,249
		51,109,139
Ireland — 3.2%
Ireland Government Bond
0.20%, 05/15/27(a)	EUR8,234	9,097,823
0.90%, 05/15/28(a)	EUR9,307	10,278,591
		19,376,414
Israel — 4.2%
Israel Government Bond
2.00%, 03/31/27	ILS32,561	9,262,029
3.75%, 09/30/27	ILS38,478	11,234,764
6.25%, 10/30/26	ILS16,078	4,853,444
		25,350,237
Italy — 9.0%
Italy Buoni Poliennali Del Tesoro
0.00%, 08/01/26(a)	EUR45	50,380
0.25%, 03/15/28(a)	EUR2,335	2,532,504
0.50%, 07/15/28(a)	EUR2,450	2,655,387
0.85%, 01/15/27(a)	EUR2,190	2,458,048
0.95%, 09/15/27(a)	EUR2,642	2,942,982
1.10%, 04/01/27(a)	EUR2,368	2,659,837
1.25%, 12/01/26(a)	EUR2,820	3,186,981
2.00%, 02/01/28(a)	EUR3,050	3,465,409
2.05%, 08/01/27(a)	EUR2,565	2,924,022
2.20%, 06/01/27(a)	EUR2,515	2,877,810
2.55%, 02/25/27(a)	EUR2,339	2,685,981
2.65%, 12/01/27(a)	EUR2,790	3,215,607
2.65%, 06/15/28(a)	EUR2,020	2,325,017
2.70%, 10/15/27(a)	EUR2,462	2,839,057
2.95%, 02/15/27(a)	EUR2,340	2,702,635
3.10%, 08/28/26(a)	EUR4,156	4,792,626
3.40%, 04/01/28(a)	EUR2,544	2,987,889
3.45%, 07/15/27(a)	EUR1,548	1,809,537
3.85%, 09/15/26(a)	EUR2,255	2,622,489
6.50%, 11/01/27(a)	EUR811	1,012,623
7.25%, 11/01/26(a)	EUR790	959,726
		53,706,547
Japan — 8.8%
Japan Government Five Year Bond
0.00%, 09/20/26	JPY141,000	927,898
0.00%, 12/20/26	JPY203,650	1,337,486
0.00%, 03/20/27	JPY148,250	971,391

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.00%, 06/20/27	JPY242,050	$1,581,447
0.10%, 03/20/27	JPY88,500	580,784
0.10%, 09/20/27	JPY241,550	1,577,667
0.10%, 03/20/28	JPY356,150	2,315,589
0.10%, 06/20/28	JPY126,250	818,833
0.20%, 12/20/27	JPY129,800	847,900
0.20%, 03/20/28	JPY159,150	1,037,462
0.30%, 12/20/27	JPY86,850	568,683
0.30%, 06/20/28	JPY131,250	856,163
Japan Government Ten Year Bond
0.10%, 09/20/26	JPY54,050	356,078
0.10%, 12/20/26	JPY67,400	443,235
0.10%, 03/20/27	JPY97,450	639,519
0.10%, 06/20/27	JPY133,750	875,424
0.10%, 09/20/27	JPY114,750	749,482
0.10%, 12/20/27	JPY145,050	945,268
0.10%, 03/20/28	JPY110,750	720,066
0.10%, 06/20/28	JPY243,000	1,576,052
Japan Government Twenty Year Bond
2.00%, 03/20/27	JPY60,450	409,060
2.10%, 12/20/26	JPY164,250	1,110,049
2.10%, 03/20/27	JPY96,900	656,748
2.10%, 06/20/27	JPY176,300	1,197,566
2.10%, 09/20/27	JPY44,050	300,042
2.10%, 12/20/27	JPY203,150	1,387,253
2.20%, 09/20/26	JPY193,000	1,301,944
2.20%, 09/20/27	JPY70,950	484,257
2.20%, 03/20/28	JPY244,450	1,677,854
2.30%, 06/20/27	JPY89,950	613,229
2.40%, 03/20/28	JPY65,800	453,885
2.40%, 06/20/28	JPY127,950	885,265
Japan Government Two Year Bond
0.40%, 09/01/26	JPY198,850	1,314,797
0.40%, 10/01/26	JPY625,000	4,130,554
0.50%, 11/01/26	JPY295,350	1,953,560
0.60%, 12/01/26	JPY248,250	1,643,685
0.60%, 01/01/27	JPY275,250	1,821,925
0.70%, 02/01/27	JPY229,050	1,517,745
0.70%, 05/01/27	JPY360,700	2,388,585
0.70%, 07/01/27	JPY188,250	1,245,671
0.80%, 03/01/27	JPY269,650	1,789,417
0.80%, 06/01/27	JPY398,200	2,641,032
0.90%, 04/01/27	JPY296,050	1,967,515
		52,618,065
Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/27(b)	EUR5,141	5,702,633
0.75%, 07/15/27(b)	EUR7,787	8,676,799
0.75%, 07/15/28(b)	EUR8,020	8,798,770
5.50%, 01/15/28(b)	EUR3,148	3,884,566
		27,062,768
New Zealand — 2.7%
New Zealand Government Bond
0.25%, 05/15/28	NZD16,009	8,633,346
4.50%, 04/15/27(a)	NZD12,308	7,395,531
		16,028,877
Security	Par (000)	Value
Norway — 1.8%
Norway Government Bond
1.75%, 02/17/27(b)	NOK60,942	$5,731,862
2.00%, 04/26/28(b)	NOK53,645	4,973,942
		10,705,804
Portugal — 3.4%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/27(b)	EUR5,990	6,648,758
4.13%, 04/14/27(b)	EUR11,356	13,409,154
		20,057,912
Singapore — 4.6%
Singapore Government Bond
1.25%, 11/01/26	SGD11,877	9,094,083
2.63%, 05/01/28	SGD7,247	5,712,817
2.88%, 09/01/27	SGD5,704	4,498,753
3.50%, 03/01/27	SGD10,198	8,074,595
		27,380,248
Spain — 5.5%
Spain Government Bond
0.00%, 01/31/27	EUR2,700	2,988,524
0.00%, 01/31/28	EUR3,565	3,856,373
0.80%, 07/30/27(b)	EUR2,707	3,012,460
1.30%, 10/31/26(b)	EUR3,767	4,259,635
1.40%, 04/30/28(b)	EUR3,106	3,470,635
1.40%, 07/30/28(b)	EUR3,470	3,862,706
1.45%, 10/31/27(b)	EUR2,940	3,307,300
1.50%, 04/30/27(b)	EUR2,236	2,527,762
2.40%, 05/31/28	EUR2,000	2,291,255
2.50%, 05/31/27	EUR3,037	3,490,811
		33,067,461
Sweden — 3.2%
Sweden Government Bond
0.75%, 05/12/28(a)	SEK89,835	8,881,866
1.00%, 11/12/26(a)	SEK102,005	10,292,874
		19,174,740
United Kingdom — 6.0%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP2,679	3,242,596
0.38%, 10/22/26(a)	GBP2,894	3,674,433
1.25%, 07/22/27(a)	GBP2,290	2,883,054
3.75%, 03/07/27(a)	GBP5,170	6,815,469
4.13%, 01/29/27(a)	GBP4,021	5,328,388
4.25%, 12/07/27(a)	GBP1,540	2,059,630
4.38%, 03/07/28(a)	GBP4,190	5,599,372
4.50%, 06/07/28(a)	GBP4,460	5,990,819
		35,593,761
Total Long-Term Investments — 99.2% (Cost: $591,802,355)		591,544,903

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	90,000	$90,000
Total Short-Term Securities — 0.0% (Cost: $90,000)		90,000
Total Investments — 99.2% (Cost: $591,892,355)		591,634,903
Other Assets Less Liabilities — 0.8%		4,900,744
Net Assets — 100.0%		$596,535,647

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$90,000 (a)	$—	$—	$—	$90,000	90,000	$4,962	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 1-3 Year International Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$591,544,903	$—	$591,544,903
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$90,000	$591,544,903	$—	$591,634,903

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar